Note 9 - Financial assets and liabilities held for trading	6 Months Ended
Jun. 30, 2020
Financial assets and liabilities held for trading
Financial Assets and Liabilities held for trading

9. Financial assets and liabilities held for trading

The breakdown of the balance under these headings in the accompanying consolidated balance sheets is as follows:

Financial assets and liabilities held for trading (Millions of Euros)
	Notes	June 2020	December 2019
ASSETS
Derivatives (*)		49,239	33,185
Equity instruments	6.2.2	5,862	8,892
Debt securities	6.2.2	26,640	26,309
Issued by central banks		1,125	840
Issued by public administrations		23,642	23,918
Issued by financial institutions		838	679
Other debt securities		1,035	872
Loans and advances	6.2.2	37,591	34,303
Loans and advances to central banks		636	535
Reverse repurchase agreement		636	535
Loans and advances to credit institutions		24,912	21,286
Reverse repurchase agreement		24,857	21,219
Loans and advances to customers		12,044	12,482
Reverse repurchase agreement		11,026	12,187
Total assets		119,332	102,688
LIABILITIES
Derivatives (*)		50,154	35,019
Short positions		11,832	12,249
Deposits		46,637	42,365
Deposits from central banks		5,685	7,635
Repurchase agreement		5,685	7,635
Deposits from credit institutions		28,617	24,969
Repurchase agreement		28,214	24,578
Customer deposits		12,335	9,761
Repurchase agreement		12,271	9,689
Total liabilities		108,624	89,633

(*) The variation corresponds mainly to foreign exchange derivatives in BBVA S.A.